Long-Term Investments - Schedule of Ownership Percentages of Each Investee (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Braingenesis Biotechnology Co., Ltd. [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	[1]	0.17%	0.17%
Accounting treatments	[1]	Cost Method
Genepharm Biotech Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		0.67%	0.67%
Accounting treatments		Cost Method
BioHopeKing Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		5.90%	5.90%
Accounting treatments		Cost Method
ForSeeCon Eye Corporation (see Note 10) [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		19.78%	19.78%
Accounting treatments		Cost Method
BioFirst Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		18.68%	18.68%
Accounting treatments		Equity Method
OncoX BioPharma, Inc. (see Note 10) [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		24.97%	24.97%
Accounting treatments		Equity Method
Rgene Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		37.00%	26.65%
Accounting treatments		Equity Method
BioLite Japan K.K. [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage		49.00%	49.00%
Accounting treatments		Equity Method

[1]	This company was acquired by Canal Biotech Corporation Inc. Our stock is in the process of replacement with the stock of the acquired company and the ownership percentage is subject to change.